Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the years ended December 31, 2015 and 2014, is as follows:

	Year ended	Year ended
	December 31, 2015	December 31, 2014
	$	$
Balance at beginning of period	(21,448)	—
Acquisition of Logitel	2,569	(21,170)
Settlement of liability	3,540	—
Unrealized gain (loss) included in Other income – net	509	(278)

Balance at end of period	(14,830)	(21,448)

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis:

		December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $

Recurring:
Cash and cash equivalents and restricted cash	Level 1	318,993	318,993	298,898	298,898
Logitel contingent consideration (see above)	Level 3	(14,830)	(14,830)	(21,448)	(21,448)
Derivative instruments (note 12)
Interest rate swap agreements	Level 2	(235,998)	(235,998)	(216,488)	(216,488)
Cross currency swap agreement	Level 2	(183,327)	(183,327)	(120,503)	(120,503)
Foreign currency forward contracts	Level 2	(11,509)	(11,509)	(11,268)	(11,268)

Non-Recurring:
Vessels held for sale (note 19)	Level 2	55,450	55,450	—	—
Vessels and equipment (note 19)	Level 2	100,600	100,600	—	—

Other:
Long-term debt - public (note 8)	Level 1	(620,746)	(473,729)	(679,257)	(656,899)
Long-term debt - non-public (note 8)	Level 2	(2,743,128)	(2,783,597)	(1,729,339)	(1,743,378)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Direct financing leases	Payment activity	Performing	17,471	22,458